Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 75.5% OF NET ASSETS

U.S. Stocks 20.9%
Large-Cap 18.3%
Schwab Core Equity Fund	$826,164	$118,325	($161,546)	$10,659	$12,745	$806,347	40,378	$118,325
Schwab Fundamental US Large Company Index Fund	978,652	20,220	(163,552)	(6,141)	110,569	939,748	39,736	20,220
Schwab S&P 500 Index Fund	5,568,093	674,527	(1,448,978)	365,836	602,553	5,762,031	81,293	94,527
Schwab Select Large Cap Growth Fund *	1,015,537	118,747	(308,375)	(103,952)	283,420	1,005,377	43,002	118,747
						8,513,503
Mid-Cap 1.2%
Schwab U.S. Mid-Cap Index Fund	310,945	285,648	(81,720)	5,851	59,084	579,808	9,995	5,647
Small-Cap 1.4%
Schwab Small-Cap Equity Fund	705,428	161,624	(229,103)	(1,723)	24,035	660,261	34,175	60,625
						9,753,572

International Stocks 7.9%
Developed Markets 7.9%
Schwab Fundamental International Large Company Index Fund	—	191,482	—	—	13,038	204,520	19,460	—
Schwab International Core Equity Fund	1,678,548	126,142	(734,561)	(7,384)	368,554	1,431,299	132,897	56,142
Schwab International Opportunities Fund	2,348,144	88,168	(893,421)	(173,851)	652,726	2,021,766	97,859	88,168
						3,657,585

Real Estate 2.5%
Global Real Estate 2.5%
Schwab Global Real Estate Fund	1,180,683	122,207	(203,102)	(50,948)	136,394	1,185,234	188,132	32,207

Fixed Income 40.4%
Inflation-Protected Bond 6.6%
Schwab Treasury Inflation Protected Securities Index Fund	3,062,555	371,818	(290,000)	(32,553)	(20,127)	3,091,693	301,335	139,967
Intermediate-Term Bond 25.8%
Schwab U.S. Aggregate Bond Index Fund	11,807,858	1,252,952	(1,391,000)	(204,124)	541,772	12,007,458	1,356,775	277,416
Short-Term Bond 8.0%
Schwab Short-Term Bond Index Fund	4,518,216	371,121	(1,215,000)	(73,506)	121,849	3,722,680	395,609	82,907
						18,821,831

Schwab Target 2010 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 3.8%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.24% (b)	$1,707,758	$58,759	$—	$—	$338	$1,766,855	1,766,501	$60,349
Total Affiliated Underlying Funds (Cost $31,083,784)	$35,708,581	$3,961,740	($7,120,358 )	($271,836 )	$2,906,950	$35,185,077		$1,155,247

UNAFFILIATED UNDERLYING FUNDS 23.6% OF NET ASSETS

U.S. Stocks 5.6%
Large-Cap 5.1%
ClearBridge Large Cap Growth Fund, Class IS *						$1,147,661	18,410
Dodge & Cox Stock Fund, Class I						1,226,677	5,140
						2,374,338
Small-Cap 0.5%
ClearBridge Small Cap Growth Fund, Class IS *						221,459	5,335
						2,595,797

Fixed Income 18.0%
Intermediate-Term Bond 15.9%
Baird Aggregate Bond Fund, Institutional Class						6,274,969	650,256
Loomis Sayles Investment Grade Bond Fund, Class Y						395,475	40,771
Western Asset Core Plus Bond Fund, Class I						759,164	80,250
						7,429,608
International Bond 2.1%
PIMCO International Bond Fund (U.S. Dollar- Hedged), Institutional Class						979,201	103,074
						8,408,809
Total Unaffiliated Underlying Funds (Cost $11,159,658)						$11,004,606
Total Investments in Securities (Cost $42,243,442)						$46,189,683

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 75.8% OF NET ASSETS

U.S. Stocks 22.7%
Large-Cap 20.0%
Schwab Core Equity Fund	$1,110,851	$159,098	($248,866)	$26,663	($1,506)	$1,046,240	52,391	$159,098
Schwab Fundamental US Large Company Index Fund	1,306,242	25,381	(300,000)	(4,758)	140,869	1,167,734	49,376	25,381
Schwab S&P 500 Index Fund	7,789,834	124,070	(1,721,099)	1,181,070	108,183	7,482,058	105,560	124,070
Schwab Select Large Cap Growth Fund *	1,064,728	124,499	(150,519)	(31,680)	260,688	1,267,716	54,222	124,499
						10,963,748
Mid-Cap 1.2%
Schwab U.S. Mid-Cap Index Fund	446,819	131,149	—	—	59,700	637,668	10,992	6,995
Small-Cap 1.5%
Schwab Small-Cap Equity Fund	925,566	83,154	(192,847)	9,801	6,640	832,314	43,080	83,154
						12,433,730

International Stocks 9.0%
Developed Markets 9.0%
Schwab Fundamental International Large Company Index Fund	—	265,514	(80,001)	4,598	12,945	203,056	19,320	—
Schwab International Core Equity Fund	2,398,451	79,244	(1,004,921)	(1,426)	503,970	1,975,318	183,409	79,244
Schwab International Opportunities Fund	3,360,046	123,136	(1,407,831)	5,527	683,774	2,764,652	133,817	123,136
						4,943,026

Real Estate 2.8%
Global Real Estate 2.8%
Schwab Global Real Estate Fund	1,613,749	43,106	(228,689)	(35,490)	153,577	1,546,253	245,437	43,106

Fixed Income 37.6%
Inflation-Protected Bond 6.3%
Schwab Treasury Inflation Protected Securities Index Fund	3,659,414	234,129	(381,001)	(26,697)	(28,064)	3,457,781	337,016	157,180
Intermediate-Term Bond 23.9%
Schwab U.S. Aggregate Bond Index Fund	13,464,248	693,050	(1,478,000)	(185,074)	584,749	13,078,973	1,477,850	309,805
Short-Term Bond 7.4%
Schwab Short-Term Bond Index Fund	5,279,826	187,049	(1,450,000)	(88,851)	144,275	4,072,299	432,763	91,547
						20,609,053

Schwab Target 2015 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 3.7%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.24% (b)	$1,957,711	$67,358	$—	$—	$388	$2,025,457	2,025,052	$69,182
Total Affiliated Underlying Funds (Cost $35,893,668)	$44,377,485	$2,339,937	($8,643,774 )	$853,683	$2,630,188	$41,557,519		$1,396,397

UNAFFILIATED UNDERLYING FUNDS 23.8% OF NET ASSETS

U.S. Stocks 6.2%
Large-Cap 5.7%
ClearBridge Large Cap Growth Fund, Class IS *						$1,542,556	24,744
Dodge & Cox Stock Fund, Class I						1,568,216	6,571
						3,110,772
Small-Cap 0.5%
ClearBridge Small Cap Growth Fund, Class IS *						274,473	6,612
						3,385,245

Fixed Income 17.6%
Intermediate-Term Bond 15.4%
Baird Aggregate Bond Fund, Institutional Class						6,504,449	674,036
Loomis Sayles Investment Grade Bond Fund, Class Y						620,603	63,980
Western Asset Core Plus Bond Fund, Class I						1,325,802	140,148
						8,450,854
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar- Hedged), Institutional Class						1,190,103	125,274
						9,640,957
Total Unaffiliated Underlying Funds (Cost $13,212,348)						$13,026,202
Total Investments in Securities (Cost $49,106,016)						$54,583,721

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 76.0% OF NET ASSETS

U.S. Stocks 23.9%
Large-Cap 20.8%
Schwab Core Equity Fund	$8,292,907	$1,107,502	($2,305,909)	$350,784	($108,905)	$7,336,379	367,370	$1,107,502
Schwab Fundamental US Large Company Index Fund	6,138,957	126,835	—	—	727,478	6,993,270	295,699	126,835
Schwab S&P 500 Index Fund	55,195,348	901,683	(12,860,189)	9,563,894	(472,392)	52,328,344	738,267	901,683
Schwab Select Large Cap Growth Fund *	6,434,942	752,441	—	—	1,415,006	8,602,389	367,938	752,441
						75,260,382
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	3,310,975	1,963,003	(300,000)	7,182	474,634	5,455,794	94,049	51,830
Small-Cap 1.6%
Schwab Small-Cap Equity Fund	6,086,616	546,831	(868,685)	89,431	67,939	5,922,132	306,529	546,831
						86,638,308

International Stocks 9.9%
Developed Markets 9.9%
Schwab Fundamental International Large Company Index Fund	—	1,930,731	(210,000)	10,348	117,868	1,848,947	175,923	—
Schwab International Core Equity Fund	17,430,537	565,034	(7,265,653)	52,338	3,615,171	14,397,427	1,336,809	565,034
Schwab International Opportunities Fund	24,565,295	867,821	(10,666,910)	(575,149)	5,586,738	19,777,795	957,299	867,821
						36,024,169

Real Estate 3.0%
Global Real Estate 3.0%
Schwab Global Real Estate Fund	11,428,058	295,037	(1,635,921)	(399,658)	1,198,659	10,886,175	1,727,964	295,037

Fixed Income 35.7%
Inflation-Protected Bond 6.1%
Schwab Treasury Inflation Protected Securities Index Fund	23,534,113	1,506,975	(2,592,567)	(212,311)	(156,604)	22,079,606	2,152,008	1,012,615
Intermediate-Term Bond 22.5%
Schwab U.S. Aggregate Bond Index Fund	85,184,431	4,551,380	(10,403,706)	(1,324,995)	3,846,538	81,853,648	9,249,000	1,943,537
Short-Term Bond 7.1%
Schwab Short-Term Bond Index Fund	32,998,417	1,153,185	(8,840,000)	(528,870)	886,797	25,669,529	2,727,899	575,605
						129,602,783

Schwab Target 2020 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 3.5%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.24% (b)	$12,062,266	$415,024	$—	$—	$2,389	$12,479,679	12,477,184	$426,258
Total Affiliated Underlying Funds (Cost $233,062,318)	$292,662,862	$16,683,482	($57,949,540 )	$7,032,994	$17,201,316	$275,631,114		$9,173,029

UNAFFILIATED UNDERLYING FUNDS 23.7% OF NET ASSETS

U.S. Stocks 6.5%
Large-Cap 5.9%
ClearBridge Large Cap Growth Fund, Class IS *						$10,491,305	168,292
Dodge & Cox Stock Fund, Class I						10,965,405	45,948
						21,456,710
Small-Cap 0.6%
ClearBridge Small Cap Growth Fund, Class IS *						1,993,921	48,035
						23,450,631

Fixed Income 17.2%
Intermediate-Term Bond 15.0%
Baird Aggregate Bond Fund, Institutional Class						39,665,500	4,110,415
Loomis Sayles Investment Grade Bond Fund, Class Y						4,645,749	478,943
Western Asset Core Plus Bond Fund, Class I						10,141,744	1,072,066
						54,452,993
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						8,115,685	854,283
						62,568,678
Total Unaffiliated Underlying Funds (Cost $87,416,383)						$86,019,309
Total Investments in Securities (Cost $320,478,701)						$361,650,423

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 74.3% OF NET ASSETS

U.S. Stocks 26.5%
Large-Cap 23.3%
Schwab Core Equity Fund	$14,329,466	$2,052,295	($4,145,710)	$210,989	($3,311)	$12,443,729	623,121	$2,052,295
Schwab Fundamental US Large Company Index Fund	8,345,262	172,419	—	—	988,930	9,506,611	401,971	172,419
Schwab S&P 500 Index Fund	83,904,912	1,370,689	(19,148,013)	8,310,675	5,191,469	79,629,732	1,123,444	1,370,689
Schwab Select Large Cap Growth Fund *	10,638,293	1,243,941	(473,780)	(150,294)	2,476,684	13,734,844	587,461	1,243,941
						115,314,916
Mid-Cap 1.2%
Schwab U.S. Mid-Cap Index Fund	5,264,531	82,411	—	—	635,880	5,982,822	103,134	82,411
Small-Cap 2.0%
Schwab Small-Cap Equity Fund	10,592,938	951,687	(1,678,203)	120,193	77,426	10,064,041	520,913	951,687
						131,361,779

International Stocks 12.7%
Developed Markets 12.7%
Schwab Fundamental International Large Company Index Fund	—	3,271,375	(300,000)	2,119	202,464	3,175,958	302,184	—
Schwab International Core Equity Fund	28,797,712	970,651	(10,770,985)	(133,450)	6,199,275	25,063,203	2,327,131	970,651
Schwab International Opportunities Fund	41,541,259	1,552,392	(16,997,650)	(3,396,547)	12,004,611	34,704,065	1,679,771	1,552,392
						62,943,226

Real Estate 3.5%
Global Real Estate 3.5%
Schwab Global Real Estate Fund	17,761,496	471,102	(1,963,127)	(385,508)	1,693,703	17,577,666	2,790,106	471,102

Fixed Income 28.9%
Inflation-Protected Bond 4.2%
Schwab Treasury Inflation Protected Securities Index Fund	17,537,680	5,251,227	(1,655,000)	(306,095)	(8,920)	20,818,892	2,029,132	796,673
Intermediate-Term Bond 18.9%
Schwab U.S. Aggregate Bond Index Fund	85,748,757	11,936,075	(6,650,000)	(1,174,340)	3,535,516	93,396,008	10,553,221	2,099,123
Short-Term Bond 5.8%
Schwab Short-Term Bond Index Fund	32,760,535	1,602,327	(5,825,000)	(478,150)	811,118	28,870,830	3,068,101	618,770
						143,085,730

Schwab Target 2025 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 2.7%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.24% (b)	$12,758,249	$438,971	$—	$—	$2,527	$13,199,747	13,197,108	$450,852
Total Affiliated Underlying Funds (Cost $312,066,086)	$369,981,090	$31,367,562	($69,607,468 )	$2,619,592	$33,807,372	$368,168,148		$12,833,005

UNAFFILIATED UNDERLYING FUNDS 25.1% OF NET ASSETS

U.S. Stocks 7.8%
Large-Cap 7.1%
ClearBridge Large Cap Growth Fund, Class IS *						$17,224,652	276,302
Dodge & Cox Stock Fund, Class I						17,865,189	74,859
						35,089,841
Small-Cap 0.7%
ClearBridge Small Cap Growth Fund, Class IS *						3,493,279	84,155
						38,583,120

International Stocks 0.3%
Emerging Markets 0.3%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						1,452,920	172,351

Fixed Income 17.0%
Intermediate-Term Bond 13.9%
Baird Aggregate Bond Fund, Institutional Class						41,129,222	4,262,096
Loomis Sayles Investment Grade Bond Fund, Class Y						8,845,837	911,942
Western Asset Core Plus Bond Fund, Class I						18,618,880	1,968,169
						68,593,939
International Bond 3.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						15,509,628	1,632,592
						84,103,567
Total Unaffiliated Underlying Funds (Cost $124,745,224)						$124,139,607
Total Investments in Securities (Cost $436,811,310)						$492,307,755

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 73.1% OF NET ASSETS

U.S. Stocks 32.5%
Large-Cap 28.2%
Schwab Core Equity Fund	$32,445,258	$4,646,875	($5,116,033)	$334,582	$807,380	$33,118,062	1,658,391	$4,646,875
Schwab Fundamental US Large Company Index Fund	21,830,992	451,043	—	—	2,587,016	24,869,051	1,051,545	451,043
Schwab S&P 500 Index Fund	171,179,899	2,796,433	(24,010,933)	7,510,455	22,083,579	179,559,433	2,533,288	2,796,433
Schwab Select Large Cap Growth Fund *	29,002,992	4,539,521	(1,453,392)	(461,050)	7,074,216	38,702,287	1,655,359	3,391,334
						276,248,833
Mid-Cap 1.4%
Schwab U.S. Mid-Cap Index Fund	11,694,004	183,057	—	—	1,412,469	13,289,530	229,090	183,057
Small-Cap 2.9%
Schwab Small-Cap Equity Fund	26,985,882	2,424,455	(1,400,000)	84,872	678,158	28,773,367	1,489,305	2,424,455
						318,311,730

International Stocks 16.5%
Developed Markets 16.5%
Schwab Fundamental International Large Company Index Fund	—	7,871,887	—	—	535,992	8,407,879	799,989	—
Schwab International Core Equity Fund	65,372,837	2,259,746	(17,467,671)	(859,184)	15,160,854	64,466,582	5,985,755	2,259,746
Schwab International Opportunities Fund	93,059,884	3,544,258	(27,701,562)	(5,797,382)	25,453,299	88,558,497	4,286,471	3,544,258
						161,432,958

Real Estate 4.2%
Global Real Estate 4.2%
Schwab Global Real Estate Fund	39,349,502	1,087,773	(2,009,844)	(394,683)	3,181,060	41,213,808	6,541,874	1,087,773

Fixed Income 18.1%
Inflation-Protected Bond 1.4%
Schwab Treasury Inflation Protected Securities Index Fund	10,878,574	3,741,359	(630,000)	(105,184)	(98,627)	13,786,122	1,343,677	500,633
Intermediate-Term Bond 12.8%
Schwab U.S. Aggregate Bond Index Fund	105,717,569	18,482,218	(1,840,000)	(378,122)	3,117,076	125,098,741	14,135,451	2,695,272
Short-Term Bond 3.9%
Schwab Short-Term Bond Index Fund	40,460,152	2,049,877	(5,110,000)	(480,898)	881,593	37,800,724	4,017,080	796,259
						176,685,587

Schwab Target 2030 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 1.8%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.24% (b)	$14,781,105	$3,031,961	$—	$—	$2,928	$17,815,994	17,812,431	$551,087
Total Affiliated Underlying Funds (Cost $551,279,431)	$662,758,650	$57,110,463	($86,739,435 )	($546,594 )	$82,876,993	$715,460,077		$25,328,225

UNAFFILIATED UNDERLYING FUNDS 26.2% OF NET ASSETS

U.S. Stocks 9.5%
Large-Cap 8.6%
ClearBridge Large Cap Growth Fund, Class IS *						$38,017,321	609,838
Dodge & Cox Stock Fund, Class I						46,256,336	193,825
						84,273,657
Small-Cap 0.9%
ClearBridge Small Cap Growth Fund, Class IS *						9,132,849	220,016
						93,406,506

International Stocks 1.1%
Emerging Markets 1.1%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						11,148,081	1,322,430

Fixed Income 15.6%
Intermediate-Term Bond 11.5%
Baird Aggregate Bond Fund, Institutional Class						48,115,723	4,986,085
Loomis Sayles Investment Grade Bond Fund, Class Y						25,780,598	2,657,794
Western Asset Core Plus Bond Fund, Class I						37,978,320	4,014,622
						111,874,641
International Bond 4.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						40,274,446	4,239,415
						152,149,087
Total Unaffiliated Underlying Funds (Cost $254,054,064)						$256,703,674
Total Investments in Securities (Cost $805,333,495)						$972,163,751

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 73.5% OF NET ASSETS

U.S. Stocks 36.8%
Large-Cap 31.7%
Schwab Core Equity Fund	$19,218,390	$2,752,496	($1,917,980)	($17,079)	$761,394	$20,797,221	1,041,423	$2,752,496
Schwab Fundamental US Large Company Index Fund	20,875,291	431,298	(550,567)	3,625	2,449,110	23,208,757	981,343	431,298
Schwab S&P 500 Index Fund	94,686,248	1,546,815	(9,338,250)	1,340,314	15,539,014	103,774,141	1,464,082	1,546,815
Schwab Select Large Cap Growth Fund *	19,285,660	3,627,112	(2,275,964)	(767,005)	5,236,519	25,106,322	1,073,838	2,255,082
						172,886,441
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	7,498,973	117,388	—	—	905,769	8,522,130	146,908	117,388
Small-Cap 3.6%
Schwab Small-Cap Equity Fund	19,558,178	1,670,444	(2,269,288)	(131,111)	611,755	19,439,978	1,006,210	1,670,444
						200,848,549

International Stocks 19.3%
Developed Markets 19.3%
Schwab Fundamental International Large Company Index Fund	—	5,013,344	—	—	341,356	5,354,700	509,486	—
Schwab International Core Equity Fund	39,543,453	1,426,849	(7,796,151)	(1,136,956)	10,026,094	42,063,289	3,905,598	1,426,849
Schwab International Opportunities Fund	55,559,513	2,134,222	(12,080,993)	(3,047,930)	15,171,706	57,736,518	2,794,604	2,134,222
						105,154,507

Real Estate 4.7%
Global Real Estate 4.7%
Schwab Global Real Estate Fund	23,285,865	1,042,956	—	—	1,574,346	25,903,167	4,111,614	673,089

Fixed Income 11.6%
Intermediate-Term Bond 8.9%
Schwab U.S. Aggregate Bond Index Fund	41,403,828	6,740,436	(540,001)	(99,601)	1,179,930	48,684,592	5,501,084	1,063,853
Short-Term Bond 2.7%
Schwab Short-Term Bond Index Fund	15,749,824	999,946	(2,532,793)	(242,871)	404,407	14,378,513	1,528,003	298,732
						63,063,105

Money Market Funds 1.1%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.24% (b)	6,066,373	208,725	—	—	1,202	6,276,300	6,275,045	214,374
Total Affiliated Underlying Funds (Cost $321,269,155)	$362,731,596	$27,712,031	($39,301,987 )	($4,098,614 )	$54,202,602	$401,245,628		$14,584,642

Schwab Target 2035 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 25.8% OF NET ASSETS

U.S. Stocks 10.7%
Large-Cap 9.5%
ClearBridge Large Cap Growth Fund, Class IS *						$25,059,578	401,982
Dodge & Cox Stock Fund, Class I						26,977,042	113,040
						52,036,620
Small-Cap 1.2%
ClearBridge Small Cap Growth Fund, Class IS *						6,393,610	154,026
						58,430,230

International Stocks 2.0%
Emerging Markets 2.0%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						10,857,031	1,287,904

Fixed Income 13.1%
Intermediate-Term Bond 9.2%
Baird Aggregate Bond Fund, Institutional Class						16,701,264	1,730,701
Loomis Sayles Investment Grade Bond Fund, Class Y						15,485,897	1,596,484
Western Asset Core Plus Bond Fund, Class I						18,149,136	1,918,513
						50,336,297
International Bond 3.9%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						20,874,960	2,197,364
						71,211,257
Total Unaffiliated Underlying Funds (Cost $138,637,178)						$140,498,518
Total Investments in Securities (Cost $459,906,333)						$541,744,146

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 74.4% OF NET ASSETS

U.S. Stocks 39.7%
Large-Cap 33.9%
Schwab Core Equity Fund	$41,499,241	$5,943,604	($2,729,194)	$220,309	$1,506,660	$46,440,620	2,325,519	$5,943,604
Schwab Fundamental US Large Company Index Fund	40,652,024	839,899	—	—	4,817,344	46,309,267	1,958,109	839,899
Schwab S&P 500 Index Fund	202,140,292	3,302,208	(24,486,050)	2,982,531	32,079,311	216,018,292	3,047,662	3,302,208
Schwab Select Large Cap Growth Fund *	45,175,783	8,280,877	(3,832,216)	(1,246,558)	11,770,566	60,148,452	2,572,645	5,282,426
						368,916,631
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	15,713,224	245,974	—	—	1,897,933	17,857,131	307,828	245,974
Small-Cap 4.1%
Schwab Small-Cap Equity Fund	43,425,211	3,901,391	(3,461,958)	157,185	966,350	44,988,179	2,328,581	3,901,391
						431,761,941

International Stocks 21.3%
Developed Markets 21.3%
Schwab Fundamental International Large Company Index Fund	—	11,061,506	—	—	753,172	11,814,678	1,124,137	—
Schwab International Core Equity Fund	83,038,692	2,999,273	(12,620,128)	(1,367,800)	20,276,908	92,326,945	8,572,604	2,999,273
Schwab International Opportunities Fund	121,426,506	4,613,596	(25,044,499)	(5,978,652)	32,417,886	127,434,837	6,168,192	4,613,596
						231,576,460

Real Estate 5.2%
Global Real Estate 5.2%
Schwab Global Real Estate Fund	51,215,066	1,465,069	—	—	3,501,521	56,181,656	8,917,723	1,465,069

Fixed Income 7.5%
Intermediate-Term Bond 5.8%
Schwab U.S. Aggregate Bond Index Fund	58,426,328	3,631,502	(600,000)	(131,377)	1,762,094	63,088,547	7,128,649	1,418,545
Short-Term Bond 1.7%
Schwab Short-Term Bond Index Fund	21,059,178	1,206,377	(3,470,001)	(300,904)	540,158	19,034,808	2,022,828	403,070
						82,123,355

Schwab Target 2040 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 0.7%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.24% (b)	$4,918,529	$2,187,943	$—	$—	$974	$7,107,446	7,106,025	$196,812
Total Affiliated Underlying Funds (Cost $592,769,382)	$728,690,074	$49,679,219	($76,244,046 )	($5,665,266 )	$112,290,877	$808,750,858		$30,611,867

UNAFFILIATED UNDERLYING FUNDS 24.9% OF NET ASSETS

U.S. Stocks 12.3%
Large-Cap 10.9%
ClearBridge Large Cap Growth Fund, Class IS *						$55,908,780	896,836
Dodge & Cox Stock Fund, Class I						62,287,993	261,001
						118,196,773
Small-Cap 1.4%
ClearBridge Small Cap Growth Fund, Class IS *						15,539,909	374,365
						133,736,682

International Stocks 2.8%
Emerging Markets 2.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						31,002,087	3,677,590

Fixed Income 9.8%
Intermediate-Term Bond 7.0%
Baird Aggregate Bond Fund, Institutional Class						23,990,607	2,486,073
Loomis Sayles Investment Grade Bond Fund, Class Y						29,684,352	3,060,242
Western Asset Core Plus Bond Fund, Class I						22,519,763	2,380,525
						76,194,722
International Bond 2.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						29,988,332	3,156,667
						106,183,054
Total Unaffiliated Underlying Funds (Cost $261,799,139)						$270,921,823
Total Investments in Securities (Cost $854,568,521)						$1,079,672,681

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2045 Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 76.6% OF NET ASSETS

U.S. Stocks 43.6%
Large-Cap 36.9%
Schwab Core Equity Fund	$9,148,532	$1,310,271	$—	$—	$432,426	$10,891,229	545,380	$1,310,271
Schwab Fundamental US Large Company Index Fund	10,321,556	863,250	—	—	1,298,520	12,483,326	527,836	213,250
Schwab S&P 500 Index Fund	42,795,978	1,980,780	(500,000)	(199)	7,905,605	52,182,164	736,204	699,125
Schwab Select Large Cap Growth Fund *	13,457,746	2,743,275	(1,056,778)	(321,201)	3,617,389	18,440,431	788,727	1,573,621
						93,997,150
Mid-Cap 1.9%
Schwab U.S. Mid-Cap Index Fund	3,472,391	926,184	—	—	476,869	4,875,444	84,045	54,356
Small-Cap 4.8%
Schwab Small-Cap Equity Fund	11,345,497	2,286,095	(1,713,025)	(303,234)	748,033	12,363,366	639,926	986,096
						111,235,960

International Stocks 22.5%
Developed Markets 22.5%
Schwab Fundamental International Large Company Index Fund	—	2,657,377	—	—	180,938	2,838,315	270,059	—
Schwab International Core Equity Fund	18,951,106	1,006,900	(1,465,320)	(208,408)	4,706,182	22,990,460	2,134,676	691,900
Schwab International Opportunities Fund	28,764,281	1,964,930	(5,539,893)	(2,191,997)	8,551,366	31,548,687	1,527,042	1,104,930
						57,377,462

Real Estate 5.7%
Global Real Estate 5.7%
Schwab Global Real Estate Fund	11,818,634	1,915,800	—	—	806,264	14,540,698	2,308,047	363,577

Fixed Income 4.6%
Intermediate-Term Bond 3.5%
Schwab U.S. Aggregate Bond Index Fund	6,926,746	2,085,753	(270,000)	(66,196)	213,038	8,889,341	1,004,445	187,024
Short-Term Bond 1.1%
Schwab Short-Term Bond Index Fund	2,687,055	57,283	—	—	25,661	2,769,999	294,368	57,287
						11,659,340

Money Market Funds 0.2%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.24% (b)	428,943	14,758	—	—	85	443,786	443,698	15,158
Total Affiliated Underlying Funds (Cost $168,952,585)	$160,118,465	$19,812,656	($10,545,016 )	($3,091,235 )	$28,962,376	$195,257,246		$7,256,595

Schwab Target 2045 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 22.6% OF NET ASSETS

U.S. Stocks 12.0%
Large-Cap 10.4%
ClearBridge Large Cap Growth Fund, Class IS *						$11,065,497	177,502
Dodge & Cox Stock Fund, Class I						15,531,154	65,079
						26,596,651
Small-Cap 1.6%
ClearBridge Small Cap Growth Fund, Class IS *						4,055,129	97,690
						30,651,780

International Stocks 3.9%
Emerging Markets 3.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						9,877,371	1,171,693

Fixed Income 6.7%
Intermediate-Term Bond 4.8%
Baird Aggregate Bond Fund, Institutional Class						3,162,188	327,688
Loomis Sayles Investment Grade Bond Fund, Class Y						6,180,513	637,166
Western Asset Core Plus Bond Fund, Class I						2,930,114	309,737
						12,272,815
International Bond 1.9%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						4,757,297	500,768
						17,030,112
Total Unaffiliated Underlying Funds (Cost $55,291,128)						$57,559,263
Total Investments in Securities (Cost $224,243,713)						$252,816,509

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2050 Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 78.3% OF NET ASSETS

U.S. Stocks 45.8%
Large-Cap 38.3%
Schwab Core Equity Fund	$9,356,146	$1,806,569	$—	$—	$496,484	$11,659,199	583,836	$1,340,006
Schwab Fundamental US Large Company Index Fund	10,937,885	625,984	—	—	1,336,619	12,900,488	545,475	225,984
Schwab S&P 500 Index Fund	41,211,669	1,773,243	(600,000)	(19,751)	7,733,900	50,099,061	706,815	673,243
Schwab Select Large Cap Growth Fund *	15,306,770	3,558,708	(350,000)	(188,577)	4,164,706	22,491,607	962,002	1,789,828
						97,150,355
Mid-Cap 2.0%
Schwab U.S. Mid-Cap Index Fund	3,531,016	945,695	—	—	486,759	4,963,470	85,562	55,274
Small-Cap 5.5%
Schwab Small-Cap Equity Fund	11,977,527	2,224,751	(695,601)	(142,729)	647,460	14,011,408	725,228	1,054,752
						116,125,233

International Stocks 23.4%
Developed Markets 23.4%
Schwab Fundamental International Large Company Index Fund	—	2,783,156	—	—	189,504	2,972,660	282,841	—
Schwab International Core Equity Fund	20,423,982	745,675	(2,213,632)	(391,847)	5,105,856	23,670,034	2,197,775	745,675
Schwab International Opportunities Fund	29,636,568	1,768,437	(5,145,171)	(2,260,358)	8,732,977	32,732,453	1,584,339	1,138,437
						59,375,147

Real Estate 6.1%
Global Real Estate 6.1%
Schwab Global Real Estate Fund	12,421,900	2,129,068	—	—	857,402	15,408,370	2,445,773	384,683

Fixed Income 3.0%
Intermediate-Term Bond 2.3%
Schwab U.S. Aggregate Bond Index Fund	5,588,502	308,121	(350,000)	(79,234)	228,130	5,695,519	643,561	128,132
Short-Term Bond 0.7%
Schwab Short-Term Bond Index Fund	1,651,101	444,341	(260,000)	(12,694)	28,638	1,851,386	196,747	34,343
						7,546,905

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.24% (b)	28,287	973	—	—	6	29,266	29,260	1,000
Total Affiliated Underlying Funds (Cost $172,142,318)	$162,071,353	$19,114,721	($9,614,404 )	($3,095,190 )	$30,008,441	$198,484,921		$7,571,357

Schwab Target 2050 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 21.0% OF NET ASSETS

U.S. Stocks 11.7%
Large-Cap 10.1%
ClearBridge Large Cap Growth Fund, Class IS *						$10,081,096	161,712
Dodge & Cox Stock Fund, Class I						15,577,383	65,273
						25,658,479
Small-Cap 1.6%
ClearBridge Small Cap Growth Fund, Class IS *						4,023,604	96,931
						29,682,083

International Stocks 4.6%
Emerging Markets 4.6%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						11,787,705	1,398,304

Fixed Income 4.7%
Intermediate-Term Bond 3.5%
Baird Aggregate Bond Fund, Institutional Class						1,856,349	192,368
Loomis Sayles Investment Grade Bond Fund, Class Y						4,818,130	496,714
Western Asset Core Plus Bond Fund, Class I						2,168,434	229,221
						8,842,913
International Bond 1.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						3,103,994	326,736
						11,946,907
Total Unaffiliated Underlying Funds (Cost $50,502,789)						$53,416,695
Total Investments in Securities (Cost $222,645,107)						$251,901,616

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2055 Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 79.8% OF NET ASSETS

U.S. Stocks 46.4%
Large-Cap 38.8%
Schwab Core Equity Fund	$6,240,346	$1,496,436	$—	$—	$379,238	$8,116,020	406,411	$893,754
Schwab Fundamental US Large Company Index Fund	7,508,334	911,972	—	—	944,191	9,364,497	395,962	161,971
Schwab S&P 500 Index Fund	27,114,769	1,512,953	—	—	5,162,301	33,790,023	476,722	442,953
Schwab Select Large Cap Growth Fund *	11,008,755	2,722,315	—	—	2,896,286	16,627,356	711,179	1,287,259
						67,897,896
Mid-Cap 2.0%
Schwab U.S. Mid-Cap Index Fund	2,273,781	849,196	—	—	326,427	3,449,404	59,462	35,594
Small-Cap 5.6%
Schwab Small-Cap Equity Fund	8,219,833	1,834,804	(542,427)	(119,873)	509,380	9,901,717	512,511	722,804
						81,249,017

International Stocks 24.7%
Developed Markets 24.7%
Schwab Fundamental International Large Company Index Fund	—	1,909,148	—	—	129,993	2,039,141	194,019	—
Schwab International Core Equity Fund	14,069,333	1,398,152	(1,383,489)	(263,184)	3,537,112	17,357,924	1,611,692	508,152
Schwab International Opportunities Fund	20,055,778	2,590,408	(3,317,915)	(1,406,054)	5,898,891	23,821,108	1,153,006	770,408
						43,218,173

Real Estate 6.4%
Global Real Estate 6.4%
Schwab Global Real Estate Fund	8,520,415	2,073,491	—	—	604,102	11,198,008	1,777,462	262,559

Fixed Income 2.3%
Intermediate-Term Bond 1.7%
Schwab U.S. Aggregate Bond Index Fund	2,198,825	782,631	—	—	54,567	3,036,023	343,053	62,637
Short-Term Bond 0.6%
Schwab Short-Term Bond Index Fund	1,152,808	117,613	(340,000)	(31,257)	38,757	937,921	99,673	17,615
						3,973,944
Total Affiliated Underlying Funds (Cost $123,239,150)	$108,362,977	$18,199,119	($5,583,831 )	($1,820,368 )	$20,481,245	$139,639,142		$5,165,706

Schwab Target 2055 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 19.7% OF NET ASSETS

U.S. Stocks 11.2%
Large-Cap 9.4%
ClearBridge Large Cap Growth Fund, Class IS *						$5,761,765	92,425
Dodge & Cox Stock Fund, Class I						10,754,176	45,063
						16,515,941
Small-Cap 1.8%
ClearBridge Small Cap Growth Fund, Class IS *						3,165,210	76,252
						19,681,151

International Stocks 5.1%
Emerging Markets 5.1%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						8,833,150	1,047,823

Fixed Income 3.4%
Intermediate-Term Bond 2.5%
Baird Aggregate Bond Fund, Institutional Class						385,110	39,908
Loomis Sayles Investment Grade Bond Fund, Class Y						2,834,438	292,210
Western Asset Core Plus Bond Fund, Class I						1,208,070	127,703
						4,427,618
International Bond 0.9%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						1,556,702	163,863
						5,984,320
Total Unaffiliated Underlying Funds (Cost $32,734,658)						$34,498,621
Total Investments in Securities (Cost $155,973,808)						$174,137,763

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
At July 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2060 Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 80.9% OF NET ASSETS

U.S. Stocks 47.3%
Large-Cap 39.5%
Schwab Core Equity Fund	$1,906,023	$547,985	$—	$—	$128,457	$2,582,465	129,317	$272,984
Schwab Fundamental US Large Company Index Fund	2,379,828	626,169	—	—	331,740	3,337,737	141,131	49,169
Schwab S&P 500 Index Fund	7,909,075	1,547,735	(120,000)	(12,447)	1,644,391	10,968,754	154,751	132,735
Schwab Select Large Cap Growth Fund *	3,813,622	740,928	—	—	945,014	5,499,564	235,225	445,929
						22,388,520
Mid-Cap 2.0%
Schwab U.S. Mid-Cap Index Fund	752,172	285,774	—	—	115,850	1,153,796	19,890	11,774
Small-Cap 5.8%
Schwab Small-Cap Equity Fund	2,301,005	943,071	(88,344)	(21,148)	171,951	3,306,535	171,146	218,071
						26,848,851

International Stocks 25.3%
Developed Markets 25.3%
Schwab Fundamental International Large Company Index Fund	—	656,113	—	—	44,071	700,184	66,621	—
Schwab International Core Equity Fund	4,161,272	941,479	(382,901)	(69,399)	1,091,073	5,741,524	533,103	156,480
Schwab International Opportunities Fund	6,142,873	1,448,248	(1,074,981)	(513,330)	1,902,740	7,905,550	382,650	235,248
						14,347,258

Real Estate 6.7%
Global Real Estate 6.7%
Schwab Global Real Estate Fund	2,650,647	951,005	—	—	204,597	3,806,249	604,166	86,005

Fixed Income 1.6%
Intermediate-Term Bond 1.1%
Schwab U.S. Aggregate Bond Index Fund	436,257	204,221	—	—	9,254	649,732	73,416	12,404
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	200,989	79,566	—	—	1,285	281,840	29,951	4,566
						931,572
Total Affiliated Underlying Funds (Cost $41,963,934)	$32,653,763	$8,972,294	($1,666,226 )	($616,324 )	$6,590,423	$45,933,930		$1,625,365

Schwab Target 2060 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 18.5% OF NET ASSETS

U.S. Stocks 10.8%
Large-Cap 8.9%
ClearBridge Large Cap Growth Fund, Class IS *						$1,537,600	24,665
Dodge & Cox Stock Fund, Class I						3,512,978	14,720
						5,050,578
Small-Cap 1.9%
ClearBridge Small Cap Growth Fund, Class IS *						1,075,620	25,912
						6,126,198

International Stocks 5.6%
Emerging Markets 5.6%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						3,202,861	379,936

Fixed Income 2.1%
Intermediate-Term Bond 1.4%
Loomis Sayles Investment Grade Bond Fund, Class Y						708,022	72,992
Western Asset Core Plus Bond Fund, Class I						101,729	10,754
						809,751
International Bond 0.7%
PIMCO International Bond Fund (U.S. Dollar- Hedged), Institutional Class						359,179	37,808
						1,168,930
Total Unaffiliated Underlying Funds (Cost $9,955,232)						$10,497,989
Total Investments in Securities (Cost $51,919,166)						$56,431,919

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
At July 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2065 Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 81.5% OF NET ASSETS

U.S. Stocks 48.0%
Large-Cap 40.1%
Schwab Core Equity Fund	$320,507	$245,117	$—	$—	$34,495	$600,119	30,051	$48,117
Schwab Fundamental US Large Company Index Fund	395,448	303,658	—	—	69,377	768,483	32,494	8,658
Schwab S&P 500 Index Fund	1,318,648	839,533	(43,896)	(3,359)	337,126	2,448,052	34,538	23,131
Schwab Select Large Cap Growth Fund *	623,625	415,406	—	—	204,998	1,244,029	53,209	79,406
						5,060,683
Mid-Cap 2.0%
Schwab U.S. Mid-Cap Index Fund	117,344	116,050	(7,108)	(1,128)	25,578	250,736	4,322	2,050
Small-Cap 5.9%
Schwab Small-Cap Equity Fund	375,251	328,362	—	—	39,398	743,011	38,458	39,361
						6,054,430

International Stocks 25.7%
Developed Markets 25.7%
Schwab Fundamental International Large Company Index Fund	—	165,634	—	—	10,171	175,805	16,727	—
Schwab International Core Equity Fund	737,144	383,914	(30,403)	(3,251)	197,761	1,285,165	119,328	26,913
Schwab International Opportunities Fund	1,011,213	618,000	(112,100)	(59,149)	314,401	1,772,365	85,787	39,438
						3,233,335

Real Estate 6.8%
Global Real Estate 6.8%
Schwab Global Real Estate Fund	434,086	382,386	—	—	36,703	853,175	135,425	17,431

Fixed Income 1.0%
Intermediate-Term Bond 0.5%
Schwab U.S. Aggregate Bond Index Fund	28,329	37,315	—	—	568	66,212	7,482	1,046
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	31,877	24,947	—	—	179	57,003	6,058	947
						123,215
Total Affiliated Underlying Funds (Cost $10,168,314)	$5,393,472	$3,860,322	($193,507 )	($66,887 )	$1,270,755	$10,264,155		$286,498

Schwab Target 2065 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 18.0% OF NET ASSETS

U.S. Stocks 10.5%
Large-Cap 8.6%
ClearBridge Large Cap Growth Fund, Class IS *						$303,776	4,873
Dodge & Cox Stock Fund, Class I						781,599	3,275
						1,085,375
Small-Cap 1.9%
ClearBridge Small Cap Growth Fund, Class IS *						243,393	5,863
						1,328,768

International Stocks 6.0%
Emerging Markets 6.0%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						749,492	88,908

Fixed Income 1.5%
Intermediate-Term Bond 1.0%
Loomis Sayles Investment Grade Bond Fund, Class Y						132,954	13,707
International Bond 0.5%
PIMCO International Bond Fund (U.S. Dollar- Hedged), Institutional Class						59,799	6,295
						192,753
Total Unaffiliated Underlying Funds (Cost $2,305,133)						$2,271,013
Total Investments in Securities (Cost $12,473,447)						$12,535,168

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
At July 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Target Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs). Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87628JUL23